Post-employment benefit obligations (Schedule of Amounts Recognized in Consolidated Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ 33,646	$ 34,024
Fair value of plan assets	22,780	20,626
Deficit of funded plans	$ 10,866	$ 13,398